Long-term loan and long-term deposit received (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Notes To Financial Statements Abstract
Deposit received	$ 701	$ 647
Long term loan	$ 2,773	$ 2,438